Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Change in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) are as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Foreign currency translation adjustments:
Balance at beginning of year	¥(378,863)	¥(325,612)	¥(202,628)
Adjustments for the year	131,129	(53,251)	(122,984)

Balance at end of year	(247,734)	(378,863)	(325,612)
Net unrealized gains and losses on securities:
Balance at beginning of year	1,003	3,020	3,285
Adjustments for the year	3,143	(2,017)	(265)

Balance at end of year	4,146	1,003	3,020
Net gains and losses on derivative instruments:
Balance at beginning of year	455	917	71
Adjustments for the year	(4,917)	(462)	846

Balance at end of year	(4,462)	455	917
Pension liability adjustments:
Balance at beginning of year	(104,368)	(68,784)	(61,546)
Adjustments for the year	(14,831)	(35,584)	(7,238)

Balance at end of year	(119,199)	(104,368)	(68,784)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(481,773)	(390,459)	(260,818)
Adjustments for the year	114,524	(91,314)	(129,641)

Balance at end of year	¥(367,249)	¥(481,773)	¥(390,459)

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2012:
Foreign currency translation adjustments	¥134,930	¥(1,195)	¥133,735
Net unrealized gains and losses on securities:
Amount arising during the year	3,418	(1,004)	2,414
Reclassification adjustments for gains and losses realized in net income	1,307	(456)	851

Net change during the year	4,725	(1,460)	3,265
Net gains and losses on derivative instruments:
Amount arising during the year	(10,647)	4,041	(6,606)
Reclassification adjustments for gains and losses realized in net income	2,440	(714)	1,726

Net change during the year	(8,207)	3,327	(4,880)
Pension liability adjustments:
Amount arising during the year	(13,888)	(1,738)	(15,626)
Reclassification adjustments for gains and losses realized in net income	4,433	(1,594)	2,839

Net change during the year	(9,455)	(3,332)	(12,787)

Other comprehensive income (loss)	¥121,993	¥(2,660)	¥119,333

2011:
Foreign currency translation adjustments	¥(53,839)	¥(247)	¥(54,086)
Net unrealized gains and losses on securities:
Amount arising during the year	(7,571)	3,010	(4,561)
Reclassification adjustments for gains and losses realized in net income	4,077	(1,632)	2,445

Net change during the year	(3,494)	1,378	(2,116)
Net gains and losses on derivative instruments:
Amount arising during the year	4,221	(1,708)	2,513
Reclassification adjustments for gains and losses realized in net income	(5,006)	2,044	(2,962)

Net change during the year	(785)	336	(449)
Pension liability adjustments:
Amount arising during the year	(59,928)	20,252	(39,676)
Reclassification adjustments for gains and losses realized in net income	2,038	(739)	1,299

Net change during the year	(57,890)	19,513	(38,377)

Other comprehensive income (loss)	¥(116,008)	¥20,980	¥(95,028)

2010:
Foreign currency translation adjustments	¥(128,271)	¥1,353	¥(126,918)
Net unrealized gains and losses on securities:
Amount arising during the year	(2,179)	671	(1,508)
Reclassification adjustments for gains and losses realized in net income	1,320	42	1,362

Net change during the year	(859)	713	(146)
Net gains and losses on derivative instruments:
Amount arising during the year	8,409	(3,573)	4,836
Reclassification adjustments for gains and losses realized in net income	(6,990)	2,921	(4,069)

Net change during the year	1,419	(652)	767
Pension liability adjustments:
Amount arising during the year	(19,170)	8,314	(10,856)
Reclassification adjustments for gains and losses realized in net income	2,323	(794)	1,529

Net change during the year	(16,847)	7,520	(9,327)

Other comprehensive income (loss)	¥(144,558)	¥8,934	¥(135,624)